STOCKHOLDERS' EQUITY (DEFICIT) (Details) - Restricted Stock Activity	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY (DEFICIT) (Details) - Restricted Stock Activity [Line Items]
Granted during 2012			9,873,543
Unvested restricted shares as of December 31, 2012	2,247,634		2,247,634
Restricted Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT) (Details) - Restricted Stock Activity [Line Items]
Restricted shares issued as of December 31, 2011		13,456,667	1,870,940
Granted during 2012			13,285,842
Forfeited during 2012			(1,700,115)
Total Restricted Shares Issued at December 31, 2012	13,456,667	13,456,667	13,456,667
Vested at December 31, 2012	(160,412)	5,693,052
Unvested restricted shares as of December 31, 2012	13,296,255	7,763,615	13,296,255